N-2 - USD ($)									1 Months Ended		3 Months Ended
		Apr. 21, 2025		Apr. 17, 2025	Jan. 31, 2025	Nov. 20, 2024		Oct. 31, 2024	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020		May 31, 2019	[13]
Cover [Abstract]
Entity Central Index Key		0001745059
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Angel Oak Financial Strategies Income Term Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales Load Paid by Shareholders	3.50	%(1)
Offering Expenses Borne by the Fund	0.18	%(1)
Dividend Reinvestment and Cash Purchase Plan Fees (per sale fee)(2)	$25.00
(1)	The Fund has agreed to pay the Dealer Manager for its financial structuring and solicitation services a fee (i.e., the sales load) equal to 3.50% of the aggregate Subscription Price for the Common Shares issued pursuant to the Rights offering (including pursuant to the Over-Subscription Privilege). The Fund has also agreed to pay the Dealer Manager a fee in the amount of $150,000 in consideration of certain financial advisory services in connection with the Rights offering. The Fund will also pay expenses relating to the printing or other production, mailing and delivery expenses incurred in connection with materials related to the offer, including all reasonable out-of-pocket fees and expenses, if any and not to exceed $10,000, incurred by the Dealer Manager, Selling Group Members (as defined below), Soliciting Dealers (as defined below) and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Rights offering to their customers. In addition, the Fund has agreed to pay a fee to each of the Subscription Agent and the Information Agent estimated to be $126,000 and $14,000, respectively, plus reimbursement for their out-of-pocket expenses related to the Offer. Total offering expenses (not including the sales load) are estimated to be $635,692, which assumes that the Rights offering is fully subscribed. The fee paid to the Dealer Manager equal to 3.50% of the aggregate Subscription Price is reflected in the table under “Sales load” and the other fees and expenses described in this note, including the fee paid to the Dealer Manager in consideration of certain financial advisory services, are reflected in the table under “Offering expenses.” The sales load and the offering expenses will be borne by the Fund and indirectly by all of the Fund’s Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares. See “Distribution Arrangements.”
(2)	There will be no charges with respect to shares issued directly by the Fund under the DRIP. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct a sale of shares through the Plan Agent are subject to a fee of $25.00 plus a sales commission of $4.95.

Shareholder Transaction Expenses
Sales load paid by Shareholders(1)	None
Offering Expenses Borne by the Fund(1)	None
Dividend Reinvestment and Cash Purchase Plan Fees (per sale fee)(2)	$25
(1)	In the event that the securities to which this prospectus relates are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(2)	There will be no charges with respect to Shares issued directly by the Fund under the dividend reinvestment plan. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct a sale of Shares through the Plan Agent are subject to a fee of $25 plus a sales commission of $4.95.

Sales Load [Percent]		3.50%	[1]			0.00%	[2]
Dividend Reinvestment and Cash Purchase Fees		$ 25.00	[3]			$ 25	[4]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.18%	[1]			0.00%	[2]
Annual Expenses [Table Text Block]

(As a Percentage of Average Net Assets Attributable to Shares (i.e., Common Shares))
Annual Fund Expenses
Management Fee(3)	1.89%
Interest Payments on Borrowed Funds(4)	1.81%
Other Expenses(5)	0.34%
Total Annual Fund Operating Expenses	4.04%
Less Fee Waiver/Expense Reimbursement	0.05%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	3.99%
(3)	The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
(4)	“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes interest payable on the Notes, each as outstanding on January 31, 2025, which have an interest rate of 2.35% and 2.80%, respectively, per annum on such date. In addition to the Notes, the Fund incurred interest payments on borrowed funds related to reverse repurchase agreements. As of January 31, 2025, the outstanding balance of reverse repurchase agreements was $47,044,000, which have a weighted average annual interest rate of 5.85%.
(5)	Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”

(As a Percentage of Average Net Assets Attributable to Shares (i.e., Common Shares))
Annual Fund Expenses
Management Fee(3)	1.89%
Interest Payments on Borrowed Funds(4)	1.75%
Other Expenses(5)	0.28%
Total Annual Fund Operating Expenses	3.92%
(3)	The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
(4)	“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes interest payable on the Notes, each as outstanding on January 31, 2024, which have an interest rate of 2.35% and 2.80%, respectively, per annum on such date. In addition to the Notes, the Fund incurred interest payments on borrowed funds related to reverse repurchase agreements. As of January 31, 2024, the outstanding balance of reverse repurchase agreements was $54,865,000, which have a weighted average annual interest rate of 6.88%.
(5)	Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”

Management Fees [Percent]		1.89%	[5]			1.89%	[6]
Interest Expenses on Borrowings [Percent]		1.81%	[7]			1.75%	[8]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.34%	[9]			0.28%	[10]
Total Annual Expenses [Percent]		4.04%				3.92%
Waivers and Reimbursements of Fees [Percent]		0.05%
Net Expense over Assets [Percent]		3.99%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) a sales load of 3.50%, (2) offering expenses of $635,692, (3) total annual expenses of 3.99% for year 1 and 4.04% for years 2-10 of net assets attributable to the Common Shares and (4) a 5% annual return. The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV per Share. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Years	5 Years	10 Years
$75	$155	$236	$445

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown.

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Shares, assuming (1) total annual expenses of 3.92% of net assets attributable to the Shares and (2) a 5% annual return. The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV per Share. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Years	5 Years	10 Years
$39	$120	$201	$414

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown.

While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee.”

Expense Example, Year 01		$ 75				$ 39
Expense Example, Years 1 to 3		155				120
Expense Example, Years 1 to 5		236				201
Expense Example, Years 1 to 10		$ 445				$ 414
Purpose of Fee Table , Note [Text Block]

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Common Shareholders can expect to bear directly or indirectly. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the offering, assuming that we incur the estimated offering expenses.

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. Unless otherwise noted, the below is based on the Fund’s capital structure as of the fiscal year ended January 31, 2024.

Other Transaction Fees, Note [Text Block]		The Fund has agreed to pay the Dealer Manager for its financial structuring and solicitation services a fee (i.e., the sales load) equal to 3.50% of the aggregate Subscription Price for the Common Shares issued pursuant to the Rights offering (including pursuant to the Over-Subscription Privilege). The Fund has also agreed to pay the Dealer Manager a fee in the amount of $150,000 in consideration of certain financial advisory services in connection with the Rights offering. The Fund will also pay expenses relating to the printing or other production, mailing and delivery expenses incurred in connection with materials related to the offer, including all reasonable out-of-pocket fees and expenses, if any and not to exceed $10,000, incurred by the Dealer Manager, Selling Group Members (as defined below), Soliciting Dealers (as defined below) and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Rights offering to their customers. In addition, the Fund has agreed to pay a fee to each of the Subscription Agent and the Information Agent estimated to be $126,000 and $14,000, respectively, plus reimbursement for their out-of-pocket expenses related to the Offer. Total offering expenses (not including the sales load) are estimated to be $635,692, which assumes that the Rights offering is fully subscribed. The fee paid to the Dealer Manager equal to 3.50% of the aggregate Subscription Price is reflected in the table under “Sales load” and the other fees and expenses described in this note, including the fee paid to the Dealer Manager in consideration of certain financial advisory services, are reflected in the table under “Offering expenses.” The sales load and the offering expenses will be borne by the Fund and indirectly by all of the Fund’s Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares. See “Distribution Arrangements.”				In the event that the securities to which this prospectus relates are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
Other Expenses, Note [Text Block]		Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”				Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”
Management Fee not based on Net Assets, Note [Text Block]		The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.				The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities

The following table sets forth information regarding the Fund’s outstanding senior securities as of the period ended July 31, 2024, and the end of each of the Fund’s fiscal years ended 2024, 2023, 2022, 2021 and 2020. The Fund’s senior securities during this time period are comprised of borrowings and reverse repurchase agreement transactions. The information therein for the period ended July 31, 2024, is unaudited and the information for each of the Fund’s fiscal years ended 2024, 2023, 2022, 2021 and 2020 has been audited by Cohen & Company, Ltd., independent registered public accounting firm for the Fund. The Fund’s audited financial statements appearing in the Fund’s annual report to shareholders for the year ended January 31, 2024, including the report of Cohen & Company, Ltd. thereon, including accompanying notes thereto, and the Fund’s unaudited financial statements appearing in the Fund’s semi-annual report for the six months ended July 31, 2024 are incorporated by reference.

Fiscal Year or Period Ended	Type of Security(a)	Total Principal Amount Outstanding (000s omitted)	Asset Coverage Per Unit(b)	Average Market Value Per Unit(c)
July 31, 2024 (Unaudited)	Reverse Repurchase Agreements	$56,688	$1,377	N/A
	Series A Senior Notes	$40,000	$971	N/A
	Series B Senior Notes	$45,000	$1,092	N/A
	Total Leverage	$141,688	$3,440
January 31, 2024	Reverse Repurchase Agreements	$54,865	$1,366	N/A
	Series A Senior Notes	$40,000	$996	N/A
	Series B Senior Notes	$45,000	$1,119	N/A
	Total Leverage	$139,865	$3,481
January 31, 2023	Reverse Repurchase Agreements	$69,008	$1,524	N/A
	Series A Senior Notes	$40,000	$883	N/A
	Series B Senior Notes	$45,000	$993	N/A
	Total Leverage	$154,008	$3,400
January 31, 2022	Reverse Repurchase Agreements	$54,365	$1,392	N/A
	Series A Senior Notes	$40,000	$1,024	N/A
	Series B Senior Notes	$45,000	$1,152	N/A
	Total Leverage	$139,365	$3,568
January 31, 2021	Reverse Repurchase Agreements	$86,363	$2,557	N/A
	Credit Agreements	$30,000	$889	N/A
	Total Leverage	$116,363	$3,446
January 31, 2020(d)	Reverse Repurchase Agreements	$55,614	$2,661	N/A
	Credit Agreements	$25,900	$1,240	N/A
	Total Leverage	$81,514	$3,901

(a)	The carrying value of the Series A & B senior notes on the Statement of Assets and Liabilities of each applicable fiscal year is equal to the principal amount outstanding less unamortized offering costs.
(b)	Total leverage calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness, allocated pro rata to each type of senior security.
(c)	Not applicable, as senior securities are not registered for public trading.
(d)	Fund commenced operations on May 31, 2019.

Senior Securities Amount													$ 141,688,000		$ 139,865,000				$ 154,008,000				$ 139,365,000	$ 116,363,000	$ 81,514,000	[11]
Senior Securities Coverage per Unit	[12]												$ 3,440		$ 3,481				$ 3,400				$ 3,568	$ 3,446	$ 3,901	[11]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The information contained under the heading “Additional Information – Investment Objective and Policies of the Fund – Investment Objective” in the Fund’s Annual Report is incorporated herein by reference.

Investment Strategies

The information contained under the heading “Additional Information – Investment Objective and Policies of the Fund – Investment Strategies” in the Fund’s Annual Report is incorporated herein by reference.

Community Banking Sector

The Fund pursues its investment objective by investing principally in community banks located throughout the United States. The Fund generally considers a “community bank” to mean banks, savings associations and their holding companies with less than $10 billion in consolidated assets that serve local markets. As of March 31, 2024, the community banking sector is a highly fragmented $3.5 trillion sector, comprised of over 4,000 banks located throughout the United States, including underserved rural, semi-rural, suburban and other niche markets. Community banks typically do not have exposure to non-U.S. credit and are focused on lending to borrowers in their distinct communities. As a result, the Adviser believes that community banks frequently have a better understanding of the local businesses they finance than larger banking organizations. Many of these community banks are well established, having been in business on average for more than 75 years, and having survived many economic cycles, including the most recent financial crisis. The Fund intends to direct investments in numerous issuers differentiated by asset sizes, business models and geographies. The Fund may also invest in similar securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance companies brokerage and advisory firms, insurance companies and financial holding companies.

There are various federal statutes that regulate community banks and U.S. banking institutions in general, including, the Bank Holding Company Act of 1956, the Federal Deposit Insurance Act, the Federal Reserve Act, the National Bank Act, the Home Owners’ Loan Act of 1933, the 1933 Act, the Exchange Act, the Investment Advisers Act and the 1940 Act. These federal statutes have been amended, often materially, over the years and may continue to be amended in the future, and the consequences of such future amendments may be materially adverse to the Fund’s investments or the financial services industry in general. In addition to these various federal statutes, federal regulatory agencies, including among others the Federal Reserve Board, the Office of the Comptroller of the Currency, the FDIC and the Consumer Financial Protection Bureau, together in certain cases with state banking regulatory agencies (individually, a “Regulatory Agency” or, collectively, the “Regulatory Agencies”), have adopted regulations and guidelines which are subject to interpretation, and which continue to be amended and revised and such amendments and revisions or a change in interpretation of existing regulations or guidelines may be materially adverse to the Fund’s portfolio companies or the group of industries related to banks and diversified financials in general. Much of the regulatory framework that has been developed is intended to protect depositors, the FDIC and the banking system in general and, as such, stockholders in such regulated institutions may be disadvantaged, in some cases materially, by amendments and revisions to such statutes, regulations or guidelines, or interpretations thereof, or by the enforcement of such statutes and regulations by Regulatory Agencies.

Market Opportunity

Following the 2008 economic downturn, the banking sector in particular underwent a significant transformation in which banks were subject to higher capital requirements, increased regulatory oversight and stricter loan underwriting standards. The community banking space was one of the worst hit sectors during the crisis. Several hundred banks failed and many others were forced to merge into larger or stronger banks. Since then, the regulatory agencies have worked hard to strengthen the community banking sector to prevent the same thing from occurring again. Increased capital requirements, stricter underwriting standards, and enhanced regulatory oversight are just a few examples of how the community banking sector has changed in the past decade. Although bank default rates were low prior to the 2008 economic crisis (less than 0.40% on average since 1935, based on data from the FDIC, the Adviser believes that banks in the wake of the 2008 economic crisis and continuing today are potentially more stable. In contrast to the broader corporate sector, where leverage has steadily increased to record levels, the banking sector as of March 31, 2024 has increased equity capital by more than 50% since 2007.

At the same time as banks have become more stable, there was significant consolidation in the banking industry, and the number of FDIC insured financial institutions in the U.S. has continued to decline. The number of commercial banks in the United States has been steadily declining for decades, and this trend is expected to continue given the many incentives that exist for community banks to acquire or merge with other institutions. Larger banks have continued to acquire smaller banks in an effort to boost profitability over the past few years. Economies of scale may be realized by larger institutions, which generally result in lower cost structures and improved efficiency ratios. Many smaller banks have found that the substantial increases in compliance costs associated with Dodd-Frank and other regulatory requirements have severely diminished the value of their business model.

Consequently, many of these banks are not meeting earnings targets and are up for sale. Acquirers are usually larger institutions, healthy enough to receive the necessary regulatory approval to engage in merger or acquisition activity.

This industry consolidation generally has had a favorable impact on the value of community bank sub-debt, especially those debt securities issued by smaller institutions, which tend to be acquired by larger and stronger banks. In most merger/acquisition scenarios the acquirer assumes the liabilities and continues to service any outstanding debt of the acquired institution. The outcome is often an upgrade in the overall perceived credit quality of the debt, leading to price appreciation. The Adviser believes the need for scale in the banking industry will drive further consolidation.

Going forward, the potential for less regulation of banks in the long term and higher interest rates in the near term could have a positive impact on bank earnings, especially for regional and community banks. Regulatory relief in the community banking sector would bring cost savings and enhanced efficiencies. Furthermore, as interest rates rise, a bank’s assets, particularly the assets of smaller banks, tend to reprice upward faster than its liabilities, resulting in an increased net interest margin. The Adviser believes that these factors may contribute to further spread tightening on sub-debt in the future.

Investment Opportunities

The primary market for new debt issuance for depository financial institutions is about $100 billion annually. New issuance for banks with less than $50 billion in assets, the segment the Adviser finds most attractive, is expected by the Adviser to reach approximately $8-10 billion in 2026. The Adviser believes it can find attractive opportunities in banks at the smaller end of the asset size spectrum that are issuing unrated debt. Community bank sub-debt typically provides a high relative coupon.

Community banks are looking to raise capital to fund organic growth, potential consolidation activity, and refinance legacy government programs such as the Troubled Asset Relief Program (“TARP”) and the Small Business Lending Fund (“SBLF”). Prior to the financial crisis (2000-07), community banks issued $70 billion in TruPS to meet capital requirements for growth and general corporate purposes. Following the financial crisis, Dodd-Frank limited bank holding companies’ ability to use TruPS and other hybrid capital instruments and placed restrictions on TruPS being considered Tier 1 capital. Bank sub-debt is considered Tier 2 capital, but most community banks do not have senior debt. During and after the financial crisis, many community banks issued debt to the U.S. Treasury in the TARP and SBLF programs. Now, most community bank TARP and SBLF issuances are beginning to reset to higher rates, incentivizing community banks to refinance.

The Adviser believes there is an opportunity to identify community bank securities that will provide compelling risk-adjusted returns on an absolute basis. In addition, the Adviser believes these investments have the potential to provide returns that are more attractive relative to other opportunities in corporate credit.

Unrated debt securities, in particular sub-debt, in which the Fund expects to focus its investments are typically issued by banks at the smaller end of the asset size spectrum. The Adviser believes there is an opportunity for capital appreciation on unrated deals because the lack of coverage and ratings from the rating agencies creates an opportunity for excess risk-adjusted spread. Smaller banks tend to have less complex business models and can generally focus on lending in their communities as opposed to being involved in various noncore activities or lending outside of their footprint. The Adviser also believes the potential exists to utilize reverse inquiry to gain access to attractive opportunities under the radar of major dealers and other investors in the space.

The Adviser believes its strong reputation and the deep relationships it has and individual members of its investment team have with issuers, underwriters, financial intermediaries and sponsors will support the Adviser’s execution of its business strategy. This segment of the finance sector is typically very difficult for retail investors to access. The dislocation in the space may result in higher returns.

The Investment Process

The information contained under the heading “Additional Information – Investment Objective and Policies of the Fund – Investment Process” in the Fund’s Annual Report is incorporated herein by reference.

Portfolio Composition

The information contained under the heading “Additional Information – Investment Objective and Policies of the Fund – Portfolio Composition” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

RISKS

The information contained under the heading “Additional Information – Principal Risks of Investing in the Fund” in the Fund’s Annual Report is incorporated herein by reference. Each of the risk factors contained thereunder is a principal risk of the Fund. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A prospectus supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.

Effects of Leverage [Text Block]

Effects Of Leverage

Assuming the utilization of leverage through borrowings of approximately 33.3% of the Fund’s Managed Assets, at an interest rate of 4.27% payable on such borrowings, the income generated by the Fund’s portfolio (net of non-leverage expenses) must exceed 0.30% in order to cover such interest payments and other expenses specifically related to borrowings. Of course, these numbers are merely estimates, used for illustration. Actual interest rates may vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects the use of borrowings representing 33.3% of the Fund’s Managed Assets and the Fund’s currently projected annual interest rate on its leverage of 4.27%.

Assumed Portfolio Total Return (Net of Expenses)	-10%	-5%	0%	5%	10%
Share Total Return	-17.14%	-9.64%	-2.14%	5.37%	12.87%

Share Total Return is composed of two elements: the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its portfolio investments is entirely offset by losses in the value of those investments.

Annual Interest Rate [Percent]						4.27%
Effects of Leverage [Table Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects the use of borrowings representing 33.3% of the Fund’s Managed Assets and the Fund’s currently projected annual interest rate on its leverage of 4.27%.

Assumed Portfolio Total Return (Net of Expenses)	-10%	-5%	0%	5%	10%
Share Total Return	-17.14%	-9.64%	-2.14%	5.37%	12.87%

Return at Minus Ten [Percent]						(17.14%)
Return at Minus Five [Percent]						(9.64%)
Return at Zero [Percent]						(2.14%)
Return at Plus Five [Percent]						5.37%
Return at Plus Ten [Percent]						12.87%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects the use of borrowings representing 33.3% of the Fund’s Managed Assets and the Fund’s currently projected annual interest rate on its leverage of 4.27%.

Share Price [Table Text Block]

PRICE RANGE OF COMMON SHARES

The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per Common Share and the NAV and the premium or discount from NAV per share at which the Common Shares were trading, expressed as a percentage of NAV, at each of the high and low sale prices provided.

	NYSE Market Price Per Common Share		NAV Per Common Share on the Date of Market Price		Premium/(Discount) on the Date of Market Price
Quarter Ended:	High	Low	High	Low	High	Low
March 31, 2025	$13.57	$12.82	$14.19	$14.01	(4.37%)	(8.49%)
February 28, 2025	$13.50	$12.66	$14.16	$14.00	(4.66%)	(9.57%)
January 31, 2025	$13.37	$12.54	$14.15	$13.97	(5.51%)	(10.24%)
October 31, 2024	$13.29	$12.51	$14.08	$13.70	(5.61%)	(8.69%)

The last reported price for our Common Shares on April 17, 2025 was $12.91 per share.

Price Range of Common Shares

The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per Common Share and the NAV and the premium or discount from NAV per share at which the Common Shares were trading, expressed as a percentage of NAV, at each of the high and low sale prices provided.

Quarter Ended:	NYSE Market Price Per Common Share		NAV Per Common Share on the Date of Market Price		Premium/(Discount) on the Date of Market Price
	High	Low	High	Low	High	Low
October 31, 2024	$13.29	$12.51	$14.08	$13.70	(5.61%)	(8.69%)
July 31, 2024	$12.64	$12.13	$13.90	$13.66	(9.06%)	(11.20%)
April 30, 2024	$12.50	$12.17	$13.87	$13.66	(9.88%)	(10.91%)
January 31, 2024	$12.38	$11.81	$13.85	$13.48	(10.61%)	(12.39%)
October 31, 2023	$12.29	$11.65	$13.83	$13.48	(11.14%)	(13.58%)
July 31, 2023	$12.15	$11.68	$14.26	$13.67	(14.80%)	(14.56%)
April 30, 2023	$13.40	$12.02	$14.83	$14.23	(9.64%)	(15.53%)
January 31, 2023	$13.36	$12.70	$15.06	$14.53	(11.32%)	(12.59%)
October 31, 2022	$14.82	$12.55	$16.35	$14.86	(9.36%)	(15.55%)
July 31, 2022	$15.08	$13.41	$16.79	$16.07	(10.18%)	(16.55%)
April 30, 2022	$16.63	$15.21	$17.63	$16.74	(5.67%)	(9.14%)

The last reported price for our Common Shares on October 31, 2024 was $13.04 per share.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

Voting Rights

Except as otherwise stated in this prospectus, specified in the Fund’s Declaration of Trust and By-Laws or resolved by the Board or as otherwise required by applicable law, holders of preferred shares shall be entitled to one vote per share held on each matter submitted to a vote of the shareholders of the Fund and will vote together with holders of common shares and of any other preferred shares then outstanding as a single class. In connection with the election of the Fund’s Trustees, holders of the outstanding preferred shares, voting together as a single class, will be entitled at all times to elect two of the Fund’s Trustees, and the remaining Trustees will be elected by holders of common shares and holders of preferred shares, voting together as a single class. In addition, if (i) at any time dividends and distributions on outstanding preferred shares are unpaid in an amount equal to at least two full years’ dividends and distributions thereon and sufficient cash or specified securities have not been deposited with the applicable paying agent for the payment of such accumulated dividends and distributions or (ii) at any time holders of any other series of preferred shares are entitled to elect a majority of the Trustees of the Fund under the 1940 Act or the applicable statement of preferences creating such shares, then the number of Trustees constituting the Board will be adjusted such that, when added to the two Trustees elected exclusively by the holders of preferred shares as described above, would then constitute a simple majority of the Board as so adjusted. Such additional Trustees will be elected by the holders of the outstanding preferred shares, voting together as a single class, at a special meeting of shareholders which will be called as soon as practicable and will be held not less than ten nor more than thirty days after the mailing date of the meeting notice. If the Fund fails to send such meeting notice or to call such a special meeting, the meeting may be called by any preferred shareholder on like notice. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter pays, or declares and sets apart for payment in full, all dividends and distributions payable on all outstanding preferred shares for all past dividend periods or the holders of other series of preferred shares are no longer entitled to elect such additional Trustees, the additional voting rights of the holders of the preferred shares as described above will cease, and the terms of office of all of the additional Trustees elected by the holders of the preferred shares (but not of the Trustees with respect to whose election the holders of common shares were entitled to vote or the two Trustees the holders of preferred shares have the right to elect as a separate class in any event) will terminate at the earliest time permitted by law.

So long as any preferred shares are outstanding, the Fund will not, without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the preferred shares outstanding at the time, and present and voting on such matter, voting separately as one class, amend, alter or repeal the provisions of the applicable statement of preferences, so as to in the aggregate adversely affect any of the rights and preferences set forth in any statement of preferences with respect to such preferred shares. Also, to the extent permitted under the 1940 Act, in the event shares of more than one series of preferred shares are outstanding, the Fund will not approve any of the actions set forth in the preceding sentence which in the aggregate adversely affect the rights and preferences expressly set forth in the applicable statement of preferences with respect to such shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote of the holders of at least a majority of the preferred shares of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class to the extent its rights are affected differently). Unless a higher percentage is required under the Declaration of Trust and By-Laws or applicable provisions of the Delaware Statutory Trust Act or the 1940 Act, the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding preferred shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s sub-classification as a closed-end investment company to an open-end company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class. The phrase “vote of the holders of a majority of the outstanding preferred shares” (or any like phrase) means, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Fund duly called (i) of 67% or more of the preferred shares present at such meeting, if the holders of more than 50% of the outstanding preferred shares are present or represented by proxy, or (ii) more than 50% of the outstanding preferred shares, whichever is less. The class vote of holders of preferred shares described above in each case will be in addition to a separate vote of the requisite percentage of common shares, and any other preferred shares, voting together as a single class, that may be necessary to authorize the action in question. An increase in the number of authorized preferred shares pursuant to the Declaration of Trust and By-Laws or the issuance of additional shares of any series of preferred shares pursuant to the Declaration of Trust and By-Laws shall not in and of itself be considered to adversely affect the rights and preferences of the preferred shares.

The applicable statement of preferences, including the calculation of the elements and definitions of certain terms of the rating agency guidelines, may be modified by action of the Board without further action by the shareholders if the Board determines that such modification is necessary to prevent a reduction in, or the withdrawal of, a rating of the preferred shares by any rating agency then rating the preferred shares at the request of the Fund, as the case may be, and are in the aggregate in the best interests of the holders of preferred shares.

The foregoing voting provisions will not apply to any preferred shares if, at or prior to the time when the act with respect to which such vote otherwise would be required will be effected, such shares will have been redeemed or called for redemption and sufficient cash or cash equivalents provided to the applicable paying agent to effect such redemption. The holders of preferred shares will have no preemptive rights or rights to cumulative voting.

Preferred Stock Restrictions, Other [Text Block]

Restrictions on Dividends and Other Distributions for the Preferred Shares

So long as any preferred shares are outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in common shares or in options, warrants or rights to subscribe for or purchase common shares) in respect of the common shares or call for redemption, redeem, purchase or otherwise acquire for consideration any common shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends or distributions and the distribution of assets upon liquidation), unless:

•the Fund has declared and paid (or provided to the relevant dividend paying agent) all cumulative distributions on the Fund’s outstanding preferred shares due on or prior to the date of such common shares dividend or distribution;

•the Fund has redeemed the full number of preferred shares to be redeemed pursuant to any mandatory redemption provision in the Fund’s Declaration of Trust and By-Laws; and

•after making the distribution, the Fund meets applicable asset coverage requirements described under “Rating Agency Guidelines” and “Asset Maintenance Requirements.”

No full distribution will be declared or made on any series of preferred shares for any dividend period, or part thereof, unless full cumulative distributions due through the most recent dividend payment dates therefor for all outstanding series of preferred shares of the Fund ranking on a parity with such series as to distributions have been or contemporaneously are declared and made. If full cumulative distributions due have not been made on all outstanding preferred shares of the Fund ranking on a parity with such series of preferred shares as to the payment of distributions, any distributions being paid on the preferred shares will be paid as nearly pro rata as possible in proportion to the respective amounts of distributions accumulated but unmade on each such series of preferred shares on the relevant dividend payment date. The Fund’s obligation to make distributions on the preferred shares will be subordinate to its obligations to pay interest and principal, when due, on any senior securities representing debt.

Outstanding Securities [Table Text Block]

Set forth below is information with respect to the Fund’s outstanding securities as of October 31, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	Unlimited	0	25,062,638

Reverse Repurchase Agreements [Member]
Financial Highlights [Abstract]
Senior Securities Amount													$ 56,688,000		$ 54,865,000				$ 69,008,000				$ 54,365,000	$ 86,363,000	$ 55,614,000	[11]
Senior Securities Coverage per Unit	[12]												$ 1,377		$ 1,366				$ 1,524				$ 1,392	$ 2,557	$ 2,661	[11]
Series A Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount													$ 40,000,000		$ 40,000,000				$ 40,000,000				$ 40,000,000
Senior Securities Coverage per Unit	[12]												$ 971		$ 996				$ 883				$ 1,024
Series B Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount													$ 45,000,000		$ 45,000,000				$ 45,000,000				$ 45,000,000
Senior Securities Coverage per Unit	[12]												$ 1,092		$ 1,119				$ 993				$ 1,152
Credit Agreements [Member]
Financial Highlights [Abstract]
Senior Securities Amount																								$ 30,000,000	$ 25,900,000	[11]
Senior Securities Coverage per Unit	[12]																							$ 889	$ 1,240	[11]
Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		As a Percentage of Average Net Assets Attributable to Shares				As a Percentage of Average Net Assets Attributable to Shares
General Description of Registrant [Abstract]
Lowest Price or Bid									$ 12.82	$ 12.66	$ 12.54	$ 12.51	12.13	$ 12.17	11.81	$ 11.65	$ 11.68	$ 12.02	12.70	$ 12.55	$ 13.41	$ 15.21
Highest Price or Bid									13.57	13.50	13.37	13.29	12.64	12.50	12.38	12.29	12.15	13.40	13.36	14.82	15.08	16.63
Lowest Price or Bid, NAV									14.01	14.00	13.97	13.70	13.66	13.66	13.48	13.48	13.67	14.23	14.53	14.86	16.07	16.74
Highest Price or Bid, NAV									$ 14.19	$ 14.16	$ 14.15	$ 14.08	$ 13.90	$ 13.87	$ 13.85	$ 13.83	$ 14.26	$ 14.83	$ 15.06	$ 16.35	$ 16.79	$ 17.63
Highest Price or Bid, Premium (Discount) to NAV [Percent]									(4.37%)	(4.66%)	(5.51%)	(5.61%)	(9.06%)	(9.88%)	(10.61%)	(11.14%)	(14.80%)	(9.64%)	(11.32%)	(9.36%)	(10.18%)	(5.67%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]									(8.49%)	(9.57%)	(10.24%)	(8.69%)	(11.20%)	(10.91%)	(12.39%)	(13.58%)	(14.56%)	(15.53%)	(12.59%)	(15.55%)	(16.55%)	(9.14%)
Share Price				$ 12.91				$ 13.04				$ 13.04
NAV Per Share				$ 14.24				$ 14.01				$ 14.01	$ 13.80		$ 13.84				$ 14.75				$ 17.62	$ 18.69	$ 20.53	[13]	$ 20.00
Latest Premium (Discount) to NAV [Percent]				(9.34%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]								Common Shares
Outstanding Security, Held [Shares]								0
Outstanding Security, Not Held [Shares]				25,062,638	25,062,638			25,062,638

[1]	The Fund has agreed to pay the Dealer Manager for its financial structuring and solicitation services a fee (i.e., the sales load) equal to 3.50% of the aggregate Subscription Price for the Common Shares issued pursuant to the Rights offering (including pursuant to the Over-Subscription Privilege). The Fund has also agreed to pay the Dealer Manager a fee in the amount of $150,000 in consideration of certain financial advisory services in connection with the Rights offering. The Fund will also pay expenses relating to the printing or other production, mailing and delivery expenses incurred in connection with materials related to the offer, including all reasonable out-of-pocket fees and expenses, if any and not to exceed $10,000, incurred by the Dealer Manager, Selling Group Members (as defined below), Soliciting Dealers (as defined below) and other brokers, dealers and financial institutions in connection with their customary mailing and handling of materials related to the Rights offering to their customers. In addition, the Fund has agreed to pay a fee to each of the Subscription Agent and the Information Agent estimated to be $126,000 and $14,000, respectively, plus reimbursement for their out-of-pocket expenses related to the Offer. Total offering expenses (not including the sales load) are estimated to be $635,692, which assumes that the Rights offering is fully subscribed. The fee paid to the Dealer Manager equal to 3.50% of the aggregate Subscription Price is reflected in the table under “Sales load” and the other fees and expenses described in this note, including the fee paid to the Dealer Manager in consideration of certain financial advisory services, are reflected in the table under “Offering expenses.” The sales load and the offering expenses will be borne by the Fund and indirectly by all of the Fund’s Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares. See “Distribution Arrangements.”
[2]	In the event that the securities to which this prospectus relates are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[3]	There will be no charges with respect to shares issued directly by the Fund under the DRIP. However, whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct a sale of shares through the Plan Agent are subject to a fee of $25.00 plus a sales commission of $4.95.
[4]	There will be no charges with respect to Shares issued directly by the Fund under the dividend reinvestment plan. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct a sale of Shares through the Plan Agent are subject to a fee of $25 plus a sales commission of $4.95.
[5]	The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
[6]	The Adviser receives a fee at an annual rate of 1.35% of the average daily value of the Fund’s Managed Assets. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, because the Fund utilizes leverage, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
[7]	“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes interest payable on the Notes, each as outstanding on January 31, 2025, which have an interest rate of 2.35% and 2.80%, respectively, per annum on such date. In addition to the Notes, the Fund incurred interest payments on borrowed funds related to reverse repurchase agreements. As of January 31, 2025, the outstanding balance of reverse repurchase agreements was $47,044,000, which have a weighted average annual interest rate of 5.85%.
[8]	“Interest payments on borrowed funds” represents the Fund’s annualized interest expense and includes interest payable on the Notes, each as outstanding on January 31, 2024, which have an interest rate of 2.35% and 2.80%, respectively, per annum on such date. In addition to the Notes, the Fund incurred interest payments on borrowed funds related to reverse repurchase agreements. As of January 31, 2024, the outstanding balance of reverse repurchase agreements was $54,865,000, which have a weighted average annual interest rate of 6.88%.
[9]	Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”
[10]	Other expenses are based on estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, fees payable to the Independent Trustees and payments by the Fund to Destra under an Investor Support Services Agreement between the Fund and Destra. See “Investor Support Services.”
[11]	Fund commenced operations on May 31, 2019.
[12]	Total leverage calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness, allocated pro rata to each type of senior security.
[13]	Fund commenced operations on May 31, 2019.